RELATED PARTIES - Other Transactions With Related Parties (Details) - Calvert - Joint Venture - ArcelorMittal Calvert LLC - USD ($) $ in Millions	Dec. 03, 2014	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Loan receivable		$ 253
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Disclosure of transactions between related parties [line items]
Loans interest rate (in percent)	2.28%
Loan maturity term	1 year
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Disclosure of transactions between related parties [line items]
Loans interest rate (in percent)	6.93%
Loan maturity term	25 years